Stockholders' Equity / Members' Deficit and Noncontrolling Interests (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
Schedule of Noncontrolling Interest

As of September 30, 2024, the noncontrolling interests in the Company’s consolidated entities are comprised of the following (12 entities):

Entities - Major Owner	Noncontrolling Interest	Company Ownership	Total
Entities 1-3	99%	1%	100%
Entity 4	95%	5%	100%
Entity 5	92%	8%	100%
Entity 6	78%	23%	101%
Entity 7	75%	25%	100%
Entity 8	70%	30%	100%
Entity 9	68%	32%	100%
Entity 10	67%	33%	100%
Entity 11	58%	42%	100%
Entity 12	52%	48%	100%

As of December 31, 2023, the noncontrolling interests in the Company’s consolidated entities were comprised of the following (11 entities):

Entities - Major Owner	Noncontrolling Interest	Company Ownership	Total
Entities 1-3	99%	1%	100%
Entity 4	95%	5%	100%
Entity 5	77%	23%	100%
Entity 6	75%	25%	100%
Entity 7	70%	30%	100%
Entity 8	68%	32%	100%
Entity 9	67%	33%	100%
Entity 10	58%	42%	100%
Entity 11	52%	48%	100%

As of December 31, 2023, the noncontrolling interests in the Company’s consolidated entities are comprised of the following (11 entities):

Entities - Major Owner	Noncontrolling Interest	Company Ownership	Total
Entities 1-3	99%	1%	100%
Entity 4	95%	5%	100%
Entity 5	77%	23%	100%
Entity 6	75%	25%	100%
Entity 7	70%	30%	100%
Entity 8	68%	32%	100%
Entity 9	67%	33%	100%
Entity 10	58%	42%	100%
Entity 11	52%	48%	100%

On July 1, 2023, the Company entered into an agreement with the noncontrolling interests of certain controlled and consolidated aircraft leasing entities to exchange ownership interests involving sixteen aircraft and their related entities. The purpose of the transactions was to give the Company 100% ownership of certain aircraft. These transfers are accounted for as equity transactions and no gain or loss was recognized during the year ended December 31, 2023. These transfers are included within exchanges of aircraft ownership interests on the consolidated statements of stockholders' equity (deficit) / members' equity (deficit) and temporary equity. The carrying amounts of the assets and liabilities of the consolidated aircraft leasing entities are not changed. The carrying amounts of the noncontrolling interests are adjusted to reflect the change in the ownership interests of each consolidated aircraft leasing entity.

As of December 31, 2022, the noncontrolling interests in the Company’s consolidated entities were comprised of the following (22 entities):

Entities - Major Owner	Noncontrolling Interest	LGME’s ownership	Total
Entities 1-4	99%	1%	100%
Entity 5	75%	25%	100%
Entity 6	68%	32%	100%
Entity 7	67%	33%	100%
Entities 8-9	58%	42%	100%
Entities 10-22	52%	48%	100%

Change in Carrying Value of Redeemable Noncontrolling Interest

Changes in the carrying value of the redeemable noncontrolling interest for the period from the nine months through September 30, 2024 were as follows:

Balance as of December 31, 2023	$(35,525)
Net loss attributable to redeemable noncontrolling interest	(60,715)
Change in redemption value of redeemable noncontrolling interest	231,273
Balance as of September 30, 2024	$135,033

Changes in the carrying value of the redeemable noncontrolling interest for the period from the Closing Date through December 31, 2023 were as follows:

Balance as of December 27, 2023	$(42,431)
Net income attributable to redeemable noncontrolling interest	1,080
Change in redemption value of redeemable noncontrolling interest	5,826
Balance as of December 31, 2023	$(35,525)